Significant changes in the current reporting period (Details) $ in Thousands				1 Months Ended				7 Months Ended	11 Months Ended	12 Months Ended
	Dec. 30, 2025 USD ($) shares $ / shares	Dec. 22, 2022	Nov. 19, 2021	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 USD ($) acquisition shares	Dec. 31, 2025 USD ($) acquisition $ / shares shares	Nov. 30, 2021	Jun. 30, 2026 USD ($) shares	May 31, 2026 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Nov. 25, 2025 shares
Disclosure of changes in accounting estimates [line items]
Proceeds from borrowings										$ 121,039	$ 0	$ 0
Repayments of borrowings, classified as financing activities										$ 124,981	$ 7,824	$ 10,000
Number of shares warrants granted to purchase (in shares) | shares				884,838				884,838		884,838	884,838		1,600,000
Warrants price per share (in AUD per share) | $ / shares	$ 3.20					$ 3.20
Borrowings - Credit-line facility
Disclosure of changes in accounting estimates [line items]
Depository receipt ratio	10				10	10
American depositary shares
Disclosure of changes in accounting estimates [line items]
Percentage of premium for volume-weighted average price	15.00%				15.00%
Oaktree Capital Management, L.P.
Disclosure of changes in accounting estimates [line items]
Percentage of premium for volume-weighted average price		15.00%	15.00%
Borrowings - Credit-line facility
Disclosure of changes in accounting estimates [line items]
Borrowing facilities, maximum borrowing capacity	$ 125,000				$ 125,000	$ 125,000
Borrowings maturity, term	5 years				5 years
Proceeds from borrowings				$ 50,000	$ 75,000			$ 125,000
Borrowings - Credit-line facility | Warrants
Disclosure of changes in accounting estimates [line items]
Number of warrants granted to purchase shares (in shares)	3,225,756				3,225,756	3,225,756
Borrowings - Credit-line facility | American depositary shares
Disclosure of changes in accounting estimates [line items]
Number of shares warrants granted to purchase (in shares) | shares	322,576				322,576	322,576
Senior debt facility | Oaktree Capital Management, L.P.
Disclosure of changes in accounting estimates [line items]
Borrowings maturity, term							5 years
Repayments of borrowings, classified as financing activities					$ 41,700
Senior debt facility | NovaQuest Capital Management, L.L.C.
Disclosure of changes in accounting estimates [line items]
Repayments of borrowings, classified as financing activities				$ 50,400					$ 14,600
Loan And Security Agreement | NovaQuest Capital Management, L.L.C.
Disclosure of changes in accounting estimates [line items]
Repayments of borrowings, classified as financing activities					$ 25,000